Property and equipment (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property and equipment [Abstract]
Property and equipment
Note 6 - Property and equipment

Property and equipment consist of the following:

Dollars in thousands	September 30, 2020	December 31, 2019
Equipment	$216	$222
Furniture and fixtures	199	138
Computer software	111	115
Computer equipment	2	4
Total property and equipment	528	479
Accumulated depreciation	(223)	(62)
Property and equipment, net	$305	$417
Depreciation expense was less than $0.1 million and less than $0.2 million for the three and nine months ended September 30, 2020, respectively, and less than $0.1 million for both the three and nine months ended September 30, 2019. Depreciation expense is included as a component of general and administrative expenses.

Note 6 - Property and equipment

Property and equipment consist of the following:

Dollars in thousands	December 31, 2019	December 31, 2018
Equipment	$222	$49
Furniture and fixtures	138	46
Computer software	115	-
Computer equipment	4	14
Total property and equipment	479	109
Accumulated depreciation	(62)	(38)
Net property and equipment	$417	$71

Depreciation expense was less than $0.1 million for the years ended December 31, 2019 and 2018. Depreciation expense is included as a component of general and administrative expenses.